CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net Income	$ 245,275	$ 151,325	$ 137,401
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for loan losses	408,941	575,720	1,011,880
Amortization of intangibles	10,072	9,654	9,173
Depreciation and amortization of premises and equipment	46,736	46,446	58,861
Net (accretion of discounts) amortization of premiums and deferred fees	(37,899)	(113,046)	(254,879)
Impairment Losses On Net Assets To Be Disposed Of	0	4,255	0
Fair value adjustments of mortgage servicing rights	17,406	37,061	22,859
Fair value change in equity appreciation instrument	0	(8,323)	(42,555)
FDIC loss share (income) expense	56,211	(66,791)	25,751
Amortization Of Prepaid F D I C Assesment	32,778	93,728	67,644
Adjustments (expense) to indemnity reserves on loans sold	21,198	33,068	72,013
Losses (earnings) from investments under equity method	(73,478)	(33,769)	(23,582)
Deferred income tax expense (benefit)	(135,491)	5,862	(12,127)
Loss (gain) on: [Abstract]
Disposition of premises and equipment	(8,619)	(5,526)	(1,812)
Sale and valuation adjustments of investment securities	1,707	(10,844)	(3,992)
Sale of loans, including valuation adjustments on loans held-for-sale	(48,765)	(30,891)	(15,874)
Sale of equity method investment	0	(16,907)	0
Sale of processing and technology business, net of transaction costs	0	0	(616,186)
Gains (Losses) on Sales of Other Assets	(2,545)	0	0
Acquisitions of loans held-for-sale	(417,108)	(346,004)	(307,629)
Proceeds from sale of loans held-for-sale	325,014	165,335	81,370
Net disbursements on loans held-for-sale	(1,233,240)	(793,094)	(735,095)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,387,910	1,143,029	721,398
Accrued income receivable	(519)	25,449	11,315
Other assets	(23,901)	22,329	10,160
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(9,164)	(12,471)	(29,562)
Pension and other postretirement benefit obligations	(40,241)	(111,288)	(11,060)
Other liabilities	1,848	(87,634)	(12,313)
Total adjustments	278,851	525,348	25,758
Net cash (used in) provided by operating activities	524,126	676,673	163,159
Cash flows from investing activities:
Net increase in money market investments	290,594	(396,879)	119,741
Payments To Acquire Investments Abstract
Available-for-sale	(1,843,922)	(1,357,080)	(764,042)
Held-to-maturity	(25,792)	(74,538)	(97,188)
Other	(212,419)	(172,775)	(64,591)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Available-for-sale	1,636,723	1,360,386	1,865,879
Held-to-maturity	9,751	67,236	188,129
Other	206,856	154,114	123,836
Proceeds from sale of investment securities available-for-sale	52,058	262,443	397,086
Proceeds From Sale Of Other Investments	0	5,094	0
Net repayments on loans	629,006	1,136,058	1,539,246
Proceeds from sale of loans	68,396	293,109	34,011
Acquisition of loan portfolios	(1,357,628)	(1,131,388)	(256,406)
F D I C Indemnification Asset Cash Payments Received	462,016	561,111	0
Cash received from acquisitions	0	(855)	261,311
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	151,196	0	0
Net proceeds from sale of equity method investments	0	31,503	0
Net proceeds from sale of processing and technology business	0	0	642,322
Mortgage servicing rights purchased	(2,231)	(1,732)	(1,041)
Acquisition of premises and equipment	(54,899)	(50,043)	(66,855)
Proceeds from sale of: [Abstract]
Premises and equipment	19,841	14,939	14,460
Proceeds from Sale of Other Productive Assets	1,026	0	0
Foreclosed assets	206,070	198,490	141,236
Net cash (used in) provided by investing activities	236,642	899,193	4,077,134
Net increase (decrease) in: [Abstract]
Deposits	(969,596)	1,179,943	(1,553,486)
Federal funds purchased and assets sold under agreements to repurchase	(124,345)	(271,453)	(220,240)
Other short-term borrowings	340,000	(68,022)	356,896
Payments of notes payable	(214,898)	(2,769,477)	(4,260,578)
Proceeds from issuance of notes payable	106,923	432,568	111,101
Proceeds from issuance of common stock	9,402	7,690	153
Net proceeds from issuance of depository shares	0	0	1,101,773
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Net cash (used in) provided by financing activities	(856,687)	(1,492,957)	(4,465,250)
Net (decrease) increase in cash and due from banks	(95,919)	82,909	(224,957)
Cash and due from banks at beginning of period	535,282	452,373	677,330
Cash and due from banks at end of period	$ 439,363	$ 535,282	$ 452,373